Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Useful Lives	Dec. 31, 2023
Machinery and equipment [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer and peripherals [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property Plant And Equipment Useful Life	3 years
Trucks And Automobiles [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property Plant And Equipment Useful Life	5 years
Buildings [Member]
Schedule of Straight-Line Method Over the Useful Lives [Line Items]
Property Plant And Equipment Useful Life	39 years